Note 11 - Mezzanine Equity and Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Equity [Text Block]

Note 13 – Mezzanine Equity and Stockholders’ Equity

First Private Placement

On July 18, 2024, we entered into a Securities Purchase Agreement, or the First Purchase Agreement, with the buyers named therein, pursuant to which we agreed to the private placement, or the First PIPE, of (i) 16,099 shares, or the Preferred Shares, of our Series C Convertible Preferred Stock, par value $0.001 per share, or the Series C Preferred Stock, and (ii) warrants, or the July 2024 Warrants, to acquire up to the aggregate number of 3,440,631 additional shares of our common stock for aggregate gross proceeds of approximately $12.9 million of which $9.5 million was paid through the cancellation and extinguishment of certain securities as further described below.

Additionally, we issued 161 Preferred Shares and 62,892 July 2024 Warrants as compensation for certain placement agent fees and expenses. We also reimbursed the lead buyer for certain fees and expenses of counsel in accordance with the terms of the First Purchase Agreement.

We agreed to seek stockholder approval for the issuance of all of the shares of our common stock issuable upon conversion of the Preferred Shares and exercise of the July 2024 Warrants in connection with the First PIPE in accordance with the rules and regulations of the Nasdaq Stock Market, which approval was obtained on September 24, 2024.

Series C Preferred Stock

The terms of the Series C Preferred Stock are as set forth in the Series C Certificate of Designation of Series C Preferred Stock, as filed with the Delaware Secretary of State and effective on July 19, 2024. The Series C Certificate of Designation authorizes a total of 18,820 shares of Series C Preferred Stock with an initial conversion price of $3.74, or the Series C Preferred Conversion Price, which is subject to adjustment as provided in the Series C Certificate of Designation to no lower than $1.28. The Series C Preferred Stock has a stated value of $1,000 per share. Each share of Series C Preferred Stock is initially convertible into 267 shares of our common stock, subject to adjustment as provided in the Series C Certificate of Designation. No fractional shares will be issued upon conversion; rather any fractional share will be rounded up to the nearest whole share.

From and after July 19, 2024, each holder of a share of Series C Preferred Stock is entitled to receive dividends, which are computed on the basis of a 360-day year and twelve 30-day months and will increase the stated value of the Series C Preferred Stock on each dividend date (as defined in the Series C Certificate of Designation).

Dividends on the Series C Preferred Stock will accrue at 10.0% per annum and be payable by way of inclusion of the dividends in the Conversion Amount (as defined in the Series C Certificate of Designation) on each Conversion Date (as defined in the Series C Certificate of Designation) in accordance with the Series C Certificate of Designation or upon any redemption in accordance with the Series C Certificate of Designation or upon any required payment upon any Bankruptcy Triggering Event (as defined in the Series C Certificate of Designation). From and after the occurrence and during the continuance of any Triggering Event (as defined in the Series C Certificate of Designation), the accrual of the dividends will automatically be increased to 18.0% per annum.

The Preferred Conversion Price is subject to adjustment upon the occurrence of specified events and subject to price-based adjustment in the event of any stock split, stock dividend, stock combination, recapitalization or other similar transaction involving our common stock at a price below the then-applicable Preferred Conversion Price, as described in further detail in the Series C Certificate of Designation.

July 2024 Warrants

The July 2024 Warrants are exercisable upon the six month and one day anniversary of the issuance date, or the Initial Exercisability Date, and expire on the fifth anniversary of the Initial Exercisability Date and will have an exercise price of $4.11 per share, subject to customary adjustments.

Cancellation and Extinguishment of Certain Securities

In connection with the First PIPE, $9.5 million of the aggregate gross proceeds was paid through the cancellation and extinguishment of certain holders’ (x) outstanding principal amount, conversion/exchange premiums and all accrued interest and dividends thereon under our (i) Senior Convertible Notes, (ii) the June Senior Secured Notes, (iii) the July Secured Note, and (iv) the July Unsecured Note, and (y) 5,500 shares of the Series B Preferred Stock.

Related Party Participation

Our CEO and CMO each participated in the First PIPE, with Mr. Fraser making a $15,000 purchase to receive 19 shares of Series C Preferred Stock and 4,011 July 2024 Warrants and Dr. Simonson making a $10,000 purchase to receive 13 shares of Series C Preferred Stock and 2,674 July 2024 Warrants.  Neither Mr. Fraser nor Dr. Simonson have received any redemption payments or payments of accrued dividends, nor have they converted any shares of Series C Preferred Stock.

Second Private Placement

On July 26, 2024, we entered into a Securities Purchase Agreement, or the Second Purchase Agreement, with the buyer named therein, pursuant to which we agreed to a second tranche of the private placement, or the Second PIPE, of (i) 1,250 Preferred Shares, and (ii) July 2024 Warrants to acquire up to the aggregate number of 267,380 additional shares of our common stock for aggregate gross proceeds of approximately $1.0 million.

Additionally, we issued 30 Preferred Shares and 8,022 July 2024 Warrants as compensation for certain placement agent fees and expenses. We also reimbursed the lead buyer for certain fees and expenses of counsel in accordance with the terms of the Second Purchase Agreement.

We agreed to seek stockholder approval for the issuance of all of the shares of our common stock issuable upon conversion of the Preferred Shares and exercise of the July 2024 Warrants in connection with the Second PIPE in accordance with the rules and regulations of the Nasdaq Stock Market.

The rights and preferences of the Series C Preferred Stock issued in connection with the Second PIPE, including the terms pursuant to which they are convertible into our common stock, are consistent with the rights and preferences of the Series C Preferred Stock issued in connection with the First PIPE. Similarly, the terms of the warrants issued in connection with the Second PIPE are consistent with the terms of the warrants issued in connection with the First PIPE.

Accounting for the First and Second Private Placements

The July 2024 Warrants are considered a freestanding financial instrument as they are separable and legally detachable from the Series C Preferred Stock. The July 2024 Warrants have been classified as a liability in the Company’s condensed consolidated balance sheet because they include a put option election available to the holders that is contingently exercisable if the Company enters into a change of control transaction, or the Change of Control Put. If the Change of Control Put is exercised by the holder of a July 2024 Warrant, they may elect to receive cash as determined by the Black Scholes pricing model, based on terms and timing specified in the July 2024 Warrants. The potential for a cash settlement for the July 2024 Warrants is outside the control of the Company, and in accordance with U.S. GAAP, requires the July 2024 Warrants to be treated as financial liabilities measured at fair value through profit or loss.

Net cash proceeds from the issuance of 4,255 Series C Convertible Preferred Stock and 909,094 July 2024 Warrants in the First Private Placement totaled $3.1 million, net of lead buyer reimbursements of $0.3 million. The net cash proceeds were allocated first to the July 2024 Warrants based on their fair value which totaled $2.6 million, and the remaining $0.5 million was allocated to the Series C Preferred Stock using the residual method of allocation. Net cash proceeds from the issuance of 1,250 Series C Convertible Preferred Stock and 267,380 July 2024 Warrants in the Second Private Placement totaled $975,000, net of lead buyer reimbursement of $25,000. The net cash proceeds were allocated first to the July 2024 Warrants based on their fair value which totaled $726,000, and the remaining $249,000 was allocated to the Series C Preferred Stock using the residual method of allocation. The Company accretes to Series C Preferred Stock against additional paid-in capital as a deemed dividend for the difference between the initial net carrying value and the full redemption price of $1,000 per share. The Company uses the effective interest method to calculate the accretion amount for each period.

Upon issuance of the Series C Preferred Stock, the Company was not solely in control of the redemption of the shares of Series C Preferred Stock as the Series C Preferred Stock has multiple redemption features that are outside of our control, including time-based maturity redemption and change of control redemption. Since the redemption of the Series C Preferred Stock was not solely in the control of the Company, the shares of Series C Preferred Stock are classified within mezzanine equity.

In connection with the First PIPE, we issued 2,080 shares of Series C Preferred Stock and 444,536 July 2024 Warrants for the cancellation and extinguishment of certain holders’ outstanding principal amount, conversion/exchange premiums and all accrued interest thereon under our Senior Convertible Notes with a net carrying value of $1.2 million. In addition, the associated derivative liability which had a fair value of $0.3 million was also extinguished. The fair value of the instruments issued were determined based on the fair value of the July 2024 Warrants and the residual value determined for the Series C Preferred Stock as described above. The difference between the carrying value of the extinguished instruments and the fair value of the instruments issued totaling $1.5 million was $46,000 and recorded as gain on debt extinguishment.

In addition, we issued 966 shares of Series C Preferred Stock and 206,277 July 2024 Warrants for the cancellation and extinguishment of certain holders’ outstanding principal amount, conversion/exchange premiums and all accrued interest thereon under our June Senior Secured Notes, July Secured Note, and July Unsecured Note, which are carried at fair value. The Company determined that the fair value of the instruments issued, which totaled $0.7 million represents the fair value of the instruments extinguished, and therefore there was no gain or loss recognized on the extinguishment. The fair value of the instruments issued were determined based on the fair value of the July 2024 Warrants and the residual value determined for the Series C Preferred Stock as described above.

Also in connection with the First PIPE, we issued 8,798 shares of Series C Preferred Stock and 1,880,724 July 2024 Warrants for the cancellation and extinguishment of 5,500 shares of the Series B Preferred Stock with a net carrying value of $7.0 million. The fair value of the instruments issued were determined based on the fair value of the July 2024 Warrants and the residual value determined for the Series C Preferred Stock as described above. The difference of $0.6 million between the carrying value of the extinguished instruments totaling $7.0 million and the fair value of the instruments issued totaling $6.4 million was credited to retained earnings and adjusted to net loss per common share for the three and nine months ended September 30, 2024.

We incurred approximately $0.8 million of legal, placement and professional fees in connection with the First and Second PIPEs. In addition, we issued 191 Series C Preferred Shares and 70,914  July 2024 Warrants as compensation for certain placement agent fees and expenses. The fair value of the instruments issued for compensation were determined based on the fair value of the July 2024 Warrants and the residual value determined for the Series C Preferred Stock as described above, which amounted to $0.2 million and were accounted for as issuance costs. The issuance costs totaling $1.1 million were allocated to all of the Series C Preferred Stock and July 2024 Warrants issued in the First and Second PIPEs based on their fair values and residual value. Issuance costs allocated to the July 2024 Warrants totaling $0.9 million were expensed immediately and issuance costs allocated to the Series C Preferred Stock totaling $0.2 million were recorded as a reduction of the net carrying value of the Series C Preferred Stock at inception as additional discount, which will be accreted against additional paid-in capital as a deemed dividend using the interest method.

Conversions and Redemptions of Series C Preferred Stock

During the three months ended September 30, 2024, 1,116 shares of Series C Convertible Preferred Stock and $55,000 of accrued and unpaid dividends were converted into 313,071 shares of common stock. Upon conversion, the carrying value of $154,000 of the Series C Preferred Stock was reclassified to common stock $0.001 par value and additional paid-in capital. There was no gain or loss recognized on the transaction as the shares were converted in accordance with the original terms of the Certificate of Designation of Series C Preferred Stock.

During the three months ended September 30, 2024, 706 shares of Series C Convertible Preferred Stock were redeemed for $0.8 million in cash at their stated value per share of $1,000 plus a 20% premium in connection with the Equity Line Mandatory Redemption. In addition, $0.3 million was paid for accrued and unpaid dividends. The excess of the consideration paid over the carrying value of the Series C Preferred Stock redeemed was accounted for as a deemed dividend and resulted in an increase in net loss per common share during the three and nine months ended September 30, 2024.

Common Stock Purchase Agreement

In June 2024, we entered into the ELOC Purchase Agreement establishing an equity line of credit with the Purchaser, whereby we have the right, but not the obligation, to sell to the Purchaser, and the Purchaser is obligated to purchase, up to $35 million of newly issued shares of our common stock.

Over the 36-month period from and after the Commencement Date, we will control the timing and amount of any sales of Common Stock to the Purchaser. Actual sales of shares of our common stock to the Purchaser under the ELOC Purchase Agreement will depend on a variety of factors to be determined by us from time to time, including, among others, market conditions, the trading price of our common stock and determinations by us as to the appropriate sources of funding and our operations. For the three months ended September 30, 2024, we sold 1.4 million shares of Common Stock under the ELOC Purchase Agreement for gross proceeds of $4.4 million, $0.7 million of which is included in prepaid expenses and other assets as of September 30, 2024 for gross proceeds for sales made during the quarter for which we had not yet received the cash. Pursuant to the Company’s Certificate of Designations of Rights and Preferences of Series C Convertible Preferred Stock, we are required to use 30% of the proceeds from sales pursuant to the ELOC Purchase Agreement to pay outstanding Series C Preferred Stock dividends and to redeem Series C Preferred Stock at a 20% premium to the $1,000 stated price per share.  For the three months ended September 30, 2024, we paid an aggregate redemption price of $1.1 million with $0.3 million applied to accrued and unpaid dividends and $0.8 million to redeem 705 Series C Preferred Shares.  During October 2024, we paid an additional aggregate redemption price related to ELOC Purchase Agreement sales during the quarter of $0.2 million with approximately $50,000 applied to accrued and unpaid dividends and $0.15 million to redeem 133 Series C Preferred Shares. Inclusive of the additional redemptions paid after quarter end, we received net proceeds from the shares sold under the ELOC Purchase Agreement of $3.1 million.

We have determined that the put option in the ELOC Purchase Agreement is a derivative within the scope of ASC Topic 815, Derivatives and Hedging, to be initially measured and recorded at fair value with subsequent changes in fair value to be recorded in earnings.  However, as the exercise price is floating and is a discounted price to the exercise date fair value of the common stock, we have determined that the put option has a de minimis value (effectively zero value) and will not be recorded.

Asset Purchase Agreement with Varian Biopharmaceuticals

On April 2, 2024, we entered into the Asset Purchase Agreement with Varian. Pursuant to the Asset Purchase Agreement, we purchased all of the assets of Varian’s business associated with the Licence Agreement, which includes the Licence Agreement, all rights in molecules and compounds subject to the Licence Agreement, know-how and inventory of drug substance, or the Transferred Assets. We also assumed all liabilities arising on or after April 2, 2024, relating to the research, development, manufacturing, registration, commercialization, use, handling, supply, storage, import, export or other disposition or exploitation of any and all products associated with the Transferred Assets.

In consideration of the purchase of the Transferred Assets, (i) on April 2, 2024, we issued a total of 5,500 shares of our Series B Preferred Stock, par value $0.001 per share, or the Series B Preferred Stock, to certain creditors of Varian and (ii) agreed to pay up to $2.3 million in milestone payments upon the achievement of certain regulatory and clinical development milestones with our option to pay such milestone payments either in cash or our common stock.

The Asset Purchase Agreement contains customary representations and warranties, covenants, closing conditions and indemnification provisions for a transaction of this nature, including, without limitation, confidentiality and non-compete undertakings by Varian.

The fair value of the consideration transferred for the 5,500 shares of our Series B Preferred Stock was $7.0 million. Because the assets acquired do not meet the definition of a business, and the assets have not reached technological feasibility and have no alternative future use, we expensed the consideration paid as research and development expense in the consolidated statements of operations.

As of September 30, 2024, we have not recorded a liability or expense related to contingent consideration for future milestone payments to Varian, as the achievement of such milestones has not occurred and was not deemed probable.

Series B Preferred Stock

The terms of the Series B Preferred Stock are as set forth in the Series B Certificate of Designation of Series B Preferred Stock, as filed with the Delaware Secretary of State and effective on April 3, 2024. The Series B Certificate of Designation authorizes a total of 5,500 shares of Series B Preferred Stock, or the Series B Preferred Stock, with an initial conversion price of $6.4854, or the Series B Preferred Conversion Price, which is subject to adjustment as provided in the Series B Certificate of Designation to no lower than $1.2978. The Series B Preferred Stock has a stated value of $1,000 per share. Each share of Series B Preferred Stock is initially convertible into 155 shares of our common stock, subject to adjustment as provided in the Series B Certificate of Designation. No fractional shares will be issued upon conversion; rather any fractional share will be rounded up to the nearest whole share.

Upon issuance of the Series B Preferred Stock, the Company was not solely in control of the redemption of the shares of Series B Preferred Stock as the Series B Preferred Stock has multiple redemption features that are outside of our control, including time-based maturity redemption and change of control redemption. Since the redemption of the Series B Preferred Stock was not solely in the control of the Company, the shares of Series B Preferred Stock are classified within mezzanine equity. The shares of Series B Preferred Stock were recorded at fair value of $7.0 million partially offset by issuance costs of $68,000. Because this initial carrying value of the Series B Preferred Stock is higher than the maturity redemption price (i.e., the stated value of $5.5 million with the 10% per annum dividend over the period from issuance until maturity on January 2, 2025), no accretion of Series B Preferred Stock dividends will be recorded. The Series B Preferred Stock could become redeemable at higher values than the initial carrying value under the standard and customary triggering events or a redemption in the event of a change of control, in each case, pursuant to the terms of the Series B Certificate of Designations, but these are not probable of occurrence as of June 30, 2024.

As of September 30, 2024, there are no shares of Series B Preferred Stock outstanding. (See the section titled, Note 13 “Mezzanine Equity and Stockholders’ Equity - First Private Placement”).

April 2023 Public Offering

On April 20, 2023, we entered into an underwriting agreement with Ladenburg Thalmann & Co. Inc., or Ladenburg, as the sole underwriter relating to a public offering, or the April 2023 Offering, of an aggregate of 204,779 units with each unit consisting of one share of common stock and a warrant, or the April 2023 Warrants. The April 2023 Warrants are immediately exercisable for shares of common stock at a price of $52.74 per share and expire five years from the date of issuance. The shares of common stock and the April 2023 Warrants were immediately separable and were issued separately in the April 2023 Offering.

In addition, Ladenburg exercised in full a 45-day option, or the Overallotment Option, to purchase up to 30,717 additional shares of common stock and/or warrants to purchase up to 30,717 additional shares of common stock.

The closing of the April 2023 Offering occurred on April 24, 2023, inclusive of the Overallotment Option. The offering price to the public was $52.74 per unit resulting in gross proceeds to us of approximately $12.4 million. After deducting underwriting discounts and commissions and other estimated offering expenses payable by us, and excluding the proceeds, if any, from the exercise of the April 2023 Warrants issued pursuant to this April 2023 Offering, the net proceeds to us were approximately $10.8 million.

We have determined that the appropriate accounting treatment under ASC 480, Distinguishing Liabilities from Equity, is to classify the shares of common stock and the April 2023 Warrants issued in the April 2023 Offering as equity. We have also determined that the April 2023 Warrants are not in their entirety a derivative under the scope of ASC 815, Derivatives and Hedging, due to the scope exception under ASC 815-10-15-74, nor are there any material embedded derivatives that require separate accounting. We allocated the net proceeds from the April 2023 Offering based on the relative fair value of the common stock and the April 2023 Warrants.

January 2023 Warrant Exercise Inducement Offer Letters

On January 20, 2023, we entered into warrant exercise inducement offer letters with certain holders of certain of our: (i) warrants issued in December 2019 to purchase 88 shares of common stock with an exercise price of $10,881.00 per share; (ii) warrants issued in May 2020 to purchase 311 shares of common stock with an exercise price of $7,177.50 per share, and (iii) warrants issued in March 2021 to purchase 4,945 shares of common stock with an exercise price of $3,240.00 per share (collectively, the January 2023 Existing Warrants).

Pursuant to the terms of the inducement letters, we agreed to amend the January 2023 Existing Warrants by lowering the exercise price of the January 2023 Existing Warrants to $180.00 per share. Additionally, the exercising holders agreed to exercise for cash all of their January 2023 Existing Warrants to purchase an aggregate of 5,343 shares of common stock in exchange for our agreement to issue to such exercising holders new warrants, or the January 2023 New Warrants, to purchase up to an aggregate of 10,686 shares of common stock. We received aggregate gross and net proceeds of approximately $1.0 million and $0.7 million, respectively, from the exercise of the January 2023 Existing Warrants by the exercising holders.

Each January 2023 New Warrant is exercisable into shares of common stock at a price per share of $193.68, was exercisable six months following its date of issuance, or the January 2023 Initial Exercise Date, and will expire on the fifth anniversary of the January 2023 Initial Exercise Date.

February 2023 Warrant Exercise Inducement Offer Letter

On February 21, 2023, we entered into a warrant exercise inducement offer letter with Panacea Venture Healthcare Fund I, L.P., a holder of certain of our: (i) warrants issued in July 2018 to purchase 70 shares of common stock with an exercise price of $10,800.00 per share; (ii) warrants issued in December 2018 to purchase 554 shares of common stock with an exercise price of $10,935.00 per share; (iii) warrants issued in December 2019 to purchase 307 shares of common stock with an exercise price of $10,881.00 per share; and (iv) warrants issued in May 2020 to purchase 307 shares of common stock with an exercise price of $7,177.50 per share (collectively, the February 2023 Existing Warrants).

Pursuant to the terms of the inducement letter, we agreed to amend the February 2023 Existing Warrants by lowering the exercise price of the February 2023 Existing Warrants to $127.08 per share. Additionally, Panacea agreed to exercise for cash all of their February 2023 Existing Warrants to purchase an aggregate of 1,236 shares of common stock in exchange for our agreement to issue to Panacea new warrants, or the February 2023 New Warrants, to purchase up to an aggregate of 2,472 shares of common stock. We received aggregate gross and net proceeds of approximately $0.2 million and $0.1 million, respectively, from the exercise of the February 2023 Existing Warrants by Panacea.

Each February 2023 New Warrant is exercisable into shares of common stock at a price per share of $193.68, was exercisable six months following its date of issuance, or the February 2023 Initial Exercise Date, and will expire on the fifth anniversary of the February 2023 Initial Exercise Date.

Accounting for the January 2023 and February 2023 Warrant Exercise Inducement Offer Letters

The amendment of the January 2023 Existing Warrants and the February 2023 Existing Warrants by lowering the exercise prices and issuing the January 2023 New Warrants and the February 2023 New Warrants is considered a modification of the January 2023 Existing Warrants and the February 2023 Existing Warrants under the guidance of ASU 2021-04. The modification is consistent with the “Equity Issuance” classification under that guidance as the reason for the modification was to induce the holders to cash exercise their warrants, resulting in the imminent exercise of the January 2023 Existing Warrants and the February 2023 Existing Warrants, which raised equity capital and generated net proceeds for us of approximately $0.7 million and $0.1 million, respectively. The total fair value of the consideration of the modification includes the incremental fair value of the January 2023 Existing Warrants and the February 2023 Existing Warrants (determined by comparing the fair values immediately prior to and immediately after the modification) and the initial fair value of the January 2023 New Warrants and the February 2023 New Warrants. The fair values were calculated using the Black-Scholes model and we determined that the total fair value of the consideration related to the modification of the January 2023 Existing Warrants and the February 2023 Existing Warrants, including the initial fair value of the January 2023 New Warrants and the February 2023 New Warrants, was $1.2 million and $0.3 million, respectively.

At-The-Market Program

On November 9, 2023, we entered into the 2023 ATM Program with Ladenburg. We are not obligated to make any sales under the 2023 ATM Program. When we issue sale notices to Ladenburg, we designate the maximum amount of shares to be sold by Ladenburg daily and the minimum price per share at which shares may be sold. Ladenburg may sell shares by any method permitted by law deemed to be an “at-the-market offering” as defined in Rule 415(a)(4) under the Securities Act of 1933, as amended, or in privately negotiated transactions.

Sales under the 2023 ATM Program will be made pursuant to our “shelf” registration statement on Form S-3 (No. 333-261878) filed with the SEC on December 23, 2021, and declared effective on January 3, 2022, and a prospectus supplement related thereto.

Either party may suspend the offering under the 2023 ATM Program by notice to the other party. The 2023 ATM Program will terminate upon the earlier of (i) the sale of all shares subject to the 2023 ATM Program or (ii) termination of the 2023 ATM Program in accordance with its terms. Either party may terminate the 2023 ATM Program at any time upon five business days' prior written notification to the other party in accordance with the related agreement.

We agreed to pay Ladenburg a commission of 3% of the gross sales price of any shares sold pursuant to the 2023 ATM Program. The rate of compensation will not apply when Ladenburg acts as principal, in which case such rate shall be separately negotiated. We also agreed to reimburse Ladenburg for the fees and disbursements of its counsel in an amount not to exceed $60,000, in addition to certain ongoing disbursements of its legal counsel up to $3,000 per calendar quarter.

During the nine months ended September 30, 2024, we sold 143,120 shares of our common stock under the 2023 ATM Program resulting in aggregate gross and net proceeds to us of approximately $1.4 million.

Note 11 – Mezzanine Equity and Stockholders’ Equity

April 2023 Public Offering

On April 20, 2023, we commenced the April 2023 Offering for a public offering of an aggregate of 204,779 units with each unit consisting of one share of common stock and a warrant, or the April 2023 Warrants. The April 2023 Warrants were immediately exercisable for shares of common stock at a price of $52.74 per share and expire five years from the date of issuance. The shares of common stock and the April 2023 Warrants were immediately separable and were issued separately in the April 2023 Offering.

In addition, Ladenburg exercised in full the Overallotment Option to purchase up to 30,717 additional shares of common stock and/or warrants to purchase up to 30,717 additional shares of common stock.

The closing of the April 2023 Offering occurred on April 24, 2023, inclusive of the Overallotment Option. The offering price to the public was $52.74 per unit resulting in gross proceeds to us of approximately $12.4 million. After deducting underwriting discounts and commissions and other estimated offering expenses payable by us, and excluding the proceeds, if any, from the exercise of the April 2023 Warrants issued pursuant to this April 2023 Offering, the net proceeds to us were approximately $10.8 million.

We have determined that the appropriate accounting treatment under ASC 480, Distinguishing Liabilities from Equity, or ASC 480, is to classify the shares of common stock and the April 2023 Warrants issued in the April 2023 Offering as equity. We have also determined that the April 2023 Warrants were not in their entirety a derivative under the scope of ASC 815, Derivatives and Hedging, or ASC 815, due to the scope exception under ASC 815-10-15-74, nor are there any material embedded derivatives that require separate accounting. We allocated the net proceeds from the April 2023 Offering based on the relative fair value of the common stock and the April 2023 Warrants.

January 2023 Warrant Exercise Inducement Offer Letters

On January 20, 2023, we entered into warrant exercise inducement offer letters with certain holders of certain of our: (i) warrants issued in December 2019 to purchase 88 shares of common stock with an exercise price of $10,881.00 per share; (ii) warrants issued in May 2020 to purchase 311 shares of common stock with an exercise price of $7,177.50 per share, and (iii) warrants issued in March 2021 to purchase 4,945 shares of common stock with an exercise price of $3,240.00 per share (collectively, the January 2023 Existing Warrants).

Pursuant to the terms of the inducement letters, we agreed to amend the January 2023 Existing Warrants by lowering the exercise price of the January 2023 Existing Warrants to $180.00 per share. Additionally, the exercising holders agreed to exercise for cash all of their January 2023 Existing Warrants to purchase an aggregate of 5,343 shares of common stock in exchange for our agreement to issue to such exercising holders new warrants, or the January 2023 New Warrants, to purchase up to an aggregate of 10,686 shares of common stock. We received aggregate gross and net proceeds of approximately $1.0 million and $0.7 million, respectively, from the exercise of the January 2023 Existing Warrants by the exercising holders.

Each January 2023 New Warrant is exercisable into shares of common stock at a price per share of $193.68, will initially be exercisable six months following its date of issuance, or the January 2023 Initial Exercise Date, and will expire on the fifth anniversary of the January 2023 Initial Exercise Date.

February 2023 Warrant Exercise Inducement Offer Letter

On February 21, 2023, we entered into a warrant exercise inducement offer letter with Panacea Venture Healthcare Fund I, L.P., a holder of certain of our: (i) warrants issued in July 2018 to purchase 70 shares of common stock with an exercise price of $10,800.00 per share; (ii) warrants issued in December 2018 to purchase 554 shares of common stock with an exercise price of $10,935.00 per share; (iii) warrants issued in December 2019 to purchase 307 shares of common stock with an exercise price of $10,881.00 per share; and (iv) warrants issued in May 2020 to purchase 307 shares of common stock with an exercise price of $7,177.50 per share (collectively, the February 2023 Existing Warrants).

Pursuant to the terms of the inducement letter, we agreed to amend the February 2023 Existing Warrants by lowering the exercise price of the February 2023 Existing Warrants to $127.08 per share. Additionally, Panacea agreed to exercise for cash all of their February 2023 Existing Warrants to purchase an aggregate of 1,236 shares of common stock in exchange for our agreement to issue to Panacea new warrants, or the February 2023 New Warrants, to purchase up to an aggregate of 2,472 shares of common stock. We received aggregate gross and net proceeds of approximately $0.2 million and $0.1 million, respectively, from the exercise of the February 2023 Existing Warrants by Panacea.

Each February 2023 New Warrant is exercisable into shares of common stock at a price per share of $193.68, will initially be exercisable six months following its date of issuance, or the February 2023 Initial Exercise Date, and will expire on the fifth anniversary of the February 2023 Initial Exercise Date.

Accounting for the January 2023 and February 2023 Warrant Exercise Inducement Offer Letters

The amendment of the January 2023 Existing Warrants and the February 2023 Existing Warrants by lowering the exercise prices and issuing the January 2023 New Warrants and the February 2023 New Warrants is considered a modification of the January 2023 Existing Warrants and the February 2023 Existing Warrants under the guidance of ASU 2021-04. The modification is consistent with the “Equity Issuance” classification under that guidance as the reason for the modification was to induce the holders to cash exercise their warrants, resulting in the imminent exercise of the January 2023 Existing Warrants and the February 2023 Existing Warrants, which raised equity capital and generated net proceeds for us of approximately $0.7 million and $0.1 million, respectively. The total fair value of the consideration of the modification includes the incremental fair value of the January 2023 Existing Warrants and the February 2023 Existing Warrants (determined by comparing the fair values immediately prior to and immediately after the modification) and the initial fair value of the January 2023 New Warrants and the February 2023 New Warrants. The fair values were calculated using the Black-Scholes model and we determined that the total fair value of the consideration related to the modification of the January 2023 Existing Warrants and the February 2023 Existing Warrants, including the initial fair value of the January 2023 New Warrants and the February 2023 New Warrants, was $1.2 million and $0.3 million, respectively.

Series A Preferred Stock

We are authorized to issue 5,000,000 shares of preferred stock, with a par value of $0.001 per share.

On November 17, 2022, our Board of Directors declared a dividend of nine-tenths (9/10ths) of a share of Series A Preferred Stock, par value $0.001 per share, or Series A Preferred Stock, for each outstanding share of our common stock to stockholders of record at 5:00 p.m. Eastern Time on November 28, 2022. The Certificate of Designation of Series A Preferred Stock was filed with the Delaware Secretary of State and became effective on November 18, 2022 and authorized the issuance of 40,000 shares of Series A Preferred Stock. The dividend was based on the number of outstanding shares of common stock as of November 28, 2022 and resulted in 38,610.119 shares of Series A Preferred Stock that were declared as a stock dividend on December 2, 2022. Each share of Series A Preferred Stock entitles the holder thereof to 1,000,000 votes per share. The shares of Series A Preferred Stock vote together with the outstanding shares of common stock as a single class exclusively with respect to (1) any proposal to adopt an amendment to our Amended and Restated Certificate of Incorporation, as amended, to reclassify the outstanding shares of common stock into a smaller number of shares of common stock at a ratio specified in or determined in accordance with the terms of such amendment, or the Reverse Stock Split, and (2) any proposal to adjourn any meeting of stockholders called for the purpose of voting on the Reverse Stock Split. The Series A Preferred Stock was not entitled to vote on any other matter, except to the extent required under the General Corporation Law of the State of Delaware.

All shares of Series A Preferred Stock that are not present in person or by proxy at any meeting of stockholders held to vote on the Reverse Stock Split and the adjournment proposal as of immediately prior to the opening of the polls at such meeting, or the Initial Redemption Time, will automatically be redeemed in whole, but not in part, by us at the Initial Redemption Time. All shares that were not redeemed pursuant to the Initial Redemption Time will be redeemed if ordered by the Board of Directors or automatically upon the approval by our stockholders of the Reverse Stock Split at any meeting of the stockholders held for the purpose of voting on such proposal. Each share of Series A Preferred Stock is entitled to receive $0.01 in cash for each 10 whole shares of Series A Preferred Stock immediately prior to the redemption.

Upon issuance of the Series A Preferred Stock, we were not solely in control of the redemption of the shares of Series A Preferred Stock since the holders had the option of deciding whether to attend or return a proxy card for the Special Meeting, which determined whether a given holder’s shares of Series A Preferred Stock were redeemed at the Initial Redemption Time. Since the redemption of the Series A Preferred Stock was not solely in the control of us, the shares of Series A Preferred Stock are classified within mezzanine equity. The shares of Series A Preferred Stock were recorded at redemption value, which approximates fair value.

On February 7, 2023, we held a Special Meeting of Stockholders, or the Special Meeting, where our stockholders voted on and approved an amendment to our Amended and Restated Certificate of Incorporation, as amended, to effect the Reverse Stock Split and adjourn the Special Meeting, at which point all shares of Series A Preferred Stock were redeemed, and were no longer issued and outstanding as of such date.

At-The-Market Program

On November 9, 2023, we entered into an At-The-Market Offering Agreement with Ladenburg, pursuant to which we may offer and sell, from time to time at our sole discretion, shares of our common stock through Ladenburg as agent and/or principal (subject to the limitations of General Instruction I.B.6 of Form S-3) through an at-the-market program, or the 2023 ATM Program. We are not obligated to make any sales under the 2023 ATM Program. When we issue sale notices to Ladenburg, we designate the maximum amount of shares to be sold by Ladenburg daily and the minimum price per share at which shares may be sold. Ladenburg may sell shares by any method permitted by law deemed to be an “at-the-market offering” as defined in Rule 415(a)(4) under the Securities Act of 1933, as amended, or in privately negotiated transactions.

Sales under the 2023 ATM Program will be made pursuant to our “shelf” registration statement on Form S-3 (No. 333-261878) filed with the SEC on December 23, 2021, and declared effective on January 3, 2022 and a prospectus supplement related thereto. We are currently subject to the limitations contained in General Instruction I.B.6 of Form S-3. As a result, we are limited to selling no more than one-third of the aggregate market value of the equity held by non-affiliates, or the public float, during any 12-month period, and, as of April 16, 2024, we had sold substantially all that we are permitted to sell under the Form S-3 pursuant to General Instruction I.B.6. If our public float increases, we will have additional availability under such limitations, and if our public float increases to $75 million or more, we will no longer be subject to such limitations. There can be no assurance that our public float will increase or that we will no longer be subject to such limitations.

Either party may suspend the offering under the 2023 ATM Program by notice to the other party. The 2023 ATM Program will terminate upon the earlier of (i) the sale of all shares subject to the 2023 ATM Program or (ii) termination of the 2023 ATM Program in accordance with its terms. Either party may terminate the 2023 ATM Program at any time upon five business days' prior written notification to the other party in accordance with the related agreement.

We agreed to pay Ladenburg a commission of 3% of the gross sales price of any shares sold pursuant to the 2023 ATM Program. The rate of compensation will not apply when Ladenburg acts as principal, in which case such rate shall be separately negotiated. We also agreed to reimburse Ladenburg for the fees and disbursements of its counsel in an amount not to exceed $60,000, in addition to certain ongoing disbursements of its legal counsel up to $3,000 per calendar quarter.

During the fourth quarter of 2023, we sold 47,132 shares of our common stock under the 2023 ATM Program resulting in aggregate gross and net proceeds to us of approximately $0.8 million. During the first quarter of 2024, we sold 143,120 shares of our common stock under the 2023 ATM Program resulting in aggregate gross and net proceeds to us of approximately $1.4 million.

On September 17, 2020, we entered into an At-The-Market Offering Agreement with Ladenburg, or the 2020 ATM Program, pursuant to which we were able to offer and sell, from time to time at our sole discretion, up to a maximum of $10.0 million of shares of our common stock through Ladenburg as agent and/or principal under the 2020 ATM Program. For the year ended December 31, 2022, we sold 11,491 shares of our common stock under the 2020 ATM Program resulting in aggregate gross proceeds to us of approximately $4.4 million and net proceeds of approximately $4.3 million.

The shares of common stock issued and sold under the 2020 ATM Program were registered under our Registration Statement on Form S-3 (File No. 333-248874), which was declared effective by the SEC on  September 29, 2020 and expired on September 29, 2023. The 2020 ATM Program was terminated by us and Ladenburg on November 9, 2023.

Common Shares Reserved for Future Issuance

Common shares reserved for potential future issuance upon exercise of warrants

The chart below summarizes shares of our common stock reserved for future issuance upon the exercise of warrants:

	December 31,
(in thousands, except price per share data)	2023	2022	Exercise Price	Expiration Date
Investors - April 2023 financing	236	-	$52.74	04/24/28
Investors - February 2023 warrant repricing	3	-	$193.68	07/21/28
Investors - January 2023 warrant repricing	11	-	$193.68	06/20/28
Investors - March 2021 financing	6	11	$3,240.00	03/25/26
Service Agreement - 2021 warrants	1	1	$7,425.00	02/09/24
Investors - May 2020 financing	3	4	$7,182.00	05/22/25
Investors - December 2019 financing	2	2	$10,881.00	12/06/24
Investors - AEROSURF	2	2	$-	02/14/24
Investors - December 2018 financing - long-term	-	2	$10,935.00	12/04/23
Battelle - 2018 payables restructuring agreement (1)	-	1	$17,550.00	12/07/23
Panacea Venture Management Company Ltd.	-	1	$10,800.00	07/02/23
LPH II Investments Limited	1	1	$14,904.00	04/04/25
Investors - February 2017 financing	1	1	$73,980.00	02/15/24
Battelle - 2014 collaboration agreement	1	1	$3,780,000.00	10/10/24
Total	267	27

(1)	See the section titled, “Note 13 – Collaboration, Licensing and Research Funding Agreements,” for further details on the Battelle collaboration agreement.

Common shares reserved for potential future issuance upon granting of additional equity incentive awards

The 2020 Equity Incentive Plan, or the 2020 Plan, initially provided for up to a maximum of approximately 1,723 shares of common stock to be available for issuance pursuant to stock-based awards granted under the 2020 Plan. On August 15, 2023, at the Annual Meeting of Stockholders, our stockholders approved an amendment and restatement of the 2020 Plan to increase the authorized shares under the existing 2020 Plan by 35,834 shares and to remove the 2020 Plan’s evergreen provision. See the section titled, “Note 12 – Stock Options and Stock-based Employee Compensation.”

As of December 31, 2023, we had approximately 19,000 shares available for potential future issuance under the 2020 Plan.